BRAZOS MUTUAL FUNDS




  April 4, 2001


  EDGAR Postmaster, BDM: Postmaster


  Re:  Brazos Mutual Funds ("Fund")
       Securities Act File No. 333-14943
       Post-Effective Amendment No. 11

  Ladies and Gentlemen:

       Pursuant to Rule 497(j) of the Securities Act of 1933("Act"), I hereby represent that the forms of the Fund's Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on March 30, 2001.

       Please provide a Notice of Acceptance for receipt of this filing.


                      Very truly yours


                      /s/ Dan L. Hockenbrough
                      Dan L. Hockenbrough
                      President, Chief Financial Officer
                 and Treasurer